LAND USE RIGHT, NET	12 Months Ended
Dec. 31, 2020
LAND USE RIGHT, NET
LAND USE RIGHT, NET

10. LAND USE RIGHTS, NET

Gross carrying amount, accumulated amortization and net book value of land use rights are as follows:

	December 31,	December 31,	December 31,
	2019	2020	2020
	RMB	RMB	US$
			(Note 3)
Land use rights	85,160,348	—	—
Less: accumulated amortization	(24,011,374)	—	—
Less: land use right, net, held-for-sale	(61,148,974)	—	—

Net book value	—	—	—

Amortization charge for the years ended December 31, 2018, 2019 and 2020 amounting to RMB1.9 million, RMB1.4 million and nil, respectively.

Land use rights classified as held-for-sale represented land use rights held by The9 Computer, C9I Shanghai and Shanghai Kaie in relation to the office buildings located at Zhangjiang, Shanghai and these subsidiaries were disposed in February 2020 (see Note 7).